May 2, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Subj:    Variable Account B – SecureDesigns
File Nos.:  333-120600 & 811-21613

Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information for Variable Annuity Account B does not differ from that contained in Post-Effective Amendment No. 7 under the Securities Act of 1933 and Post-Effective Amendment No. 14 under the Investment Company Act of 1940.  This Post-Effective Amendment was filed electronically on April 29, 2011.

If you have any questions concerning this filing, please contact me at (785) 438-3321 or Elisabeth Bentzinger at (202) 383-0717.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Associate General Counsel
First Security Benefit Life Insurance and Annuity Company of New York

800 Westchester Avenue ● Suite 641 N. ● Rye Brook, New York 10573